Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Calculation of Basic and Diluted Net Loss Per Share Attributable to Common Stock

The calculation of basic and diluted net loss per share attributable to common stock was as follows:

	As of December 31,
	2020	2019
Numerator:
Net loss attributable to common stock—basic and diluted	$(51,776,904)	$(6,729,161)

Denominator:
Weighted average shares—basic and diluted	10,845,240	10,690,209

Net loss per share attributable to common stock—basic and diluted	$(4.77)	$(0.63)

Schedule of Outstanding Shares of Common Stock Equivalents Excluded From Diluted Net Loss Per Share

The following outstanding shares of common stock equivalents were excluded from the computation of the diluted net loss per share attributable to common stock for the periods presented because their effect would have been anti-dilutive.

	Three Months Ended March 31
	2021	2020
Convertible preferred stock as if converted	2,371,710	2,371,710
Stock options	489,255	220,255
Common stock warrants	1,200,307	57,474

The following outstanding shares of common stock equivalents were excluded from the computation of the diluted net loss per share attributable to common stock for the periods presented because their effect would have been anti-dilutive.

	Year Ended December 31,
	2020	2019
Convertible preferred stock as if converted	2,371,710	2,367,543
Stock options	486,755	333,588
Common stock warrants	620,054	57,473